Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases

6. Leases

In June 2021, the Company entered into a facility lease agreement for its company headquarters in Los Gatos, California. This non-cancellable operating lease expires in June 2026. The Company includes options that are reasonably certain to be exercised as part of the determination of lease terms. The Company may negotiate termination clauses in anticipation of any changes in market conditions, but generally these termination options are not exercised. Residual value guarantees are generally not included within operating leases. In addition to base rent payments, leases may require the Company to pay directly for taxes and other non-lease components, such as insurance, maintenance, and other operating expenses, which may be dependent on usage or vary month-to-month. Non-lease components were considered and determined not to be material. The Company determined if an arrangement is a lease at inception of the contract and performed the lease classification test as of the lease commencement date. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease right-of-use assets and liabilities are recognized at the lease’s commencement date based on the present value of lease payments over the lease term. When a lease did not provide an implicit rate, the Company used its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments.

Operating lease costs for the facility lease were $73 and $73 for the three months ended June 30, 2023 and 2022, respectively, and were $146 and $146 for the six months ended June 30, 2023 and 2022, respectively. Lease costs are included in general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.

Supplemental balance sheet information related to leases was as follows:

	June 30,	December 31,
	2023	2022
Operating lease right-of-use assets	$762	$873

Operating lease liability, current	$(242)	$(228)
Operating lease liability, noncurrent	(560)	(683)
Total operating lease liabilities	$(802)	$(911)

Future maturities of operating lease liabilities as of June 30, 2023 were as follows:

2023	$150
2024	301
2025	310
2026	144
Total lease payments	905
Less: imputed interest	(103)
Present value of operating lease liabilities	$802

Other information:

Cash paid for operating leases for the six months ended June 30, 2023	$144
Cash paid for operating leases for the six months ended June 30, 2022	$140
Remaining lease term - operating leases (in years)	3.00
Average discount rate - operating leases	8.0%

8. Leases

In June 2021, the Company entered into a facility lease agreement for its company headquarters in Los Gatos, California. This non-cancelable operating lease expires in June 2026. The Company includes options that are reasonably certain to be exercised as part of the determination of lease terms. The Company may negotiate termination clauses in anticipation of any changes in market conditions, but generally these termination options are not exercised. Residual value guarantees are generally not included within operating leases. In addition to base rent payments, leases may require the Company to pay directly for taxes and other non-lease components, such as insurance, maintenance, and other operating expenses, which may be dependent on usage or vary month-to-month. Non-lease components were considered and determined not to be material. The Company determined if an arrangement is a lease at inception of the contract in accordance with guidance detailed in the new standard and performed the lease classification test as of the lease commencement date. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the lease’s commencement date based on the present value of lease payments over the lease term. When a lease did not provide an implicit rate, the Company used its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments.

Operating lease costs for the facility lease were $292 and $158 for the years ended December 31, 2022 and 2021, respectively. Lease costs are included in general and administrative expenses in the consolidated statements of operations and comprehensive loss.

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2022	2021
Operating lease right-of-use assets	$873	$1,084
Operating lease liability, current	$(228)	$(202)
Operating lease liability, noncurrent	(683)	(911)
Total operating lease liabilities	$(911)	$(1,113)

Future maturities of operating lease liabilities as of December 31, 2022 were as follows:

2023	293
2024	301
2025	310
2026	144
Total lease payments	1,048
Less: imputed interest	(137)
Present value of operating lease liabilities	$911

Other information:

Cash paid for operating leases for the year ended December 31, 2022	$284
Cash paid for operating leases for the year ended December 31, 2021	$128
Remaining lease term - operating leases (in years)	3.50
Average discount rate - operating leases	8.0%